                                  OPPENHEIMER EMERGING TECHNOLOGIES FUND
                                  Supplement dated October 9, 2002 to the
                                   Statement of Additional Information
                                              dated February 28, 2002

The Statement of Additional Information is changed as follows:

1.       The supplement dated July 1, 2002 is deleted and replaced by this supplement.

2.       The section  captioned  "Distribution and Service Plans - Class A Service Plan Fees" on page 36 is revised by adding the  following  to the end of the first  paragraph:  "With  respect to  purchases  of Class A shares subject to a contingent  deferred  sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"),  the Distributor currently intends to pay the service fee to  Recipients in advance for the first year after the shares are  purchased.  After the first year shares are  outstanding,  the  Distributor  makes service fee payments to Recipients  quarterly on those shares.  The advance  payment is based on the net asset value of shares sold.  Shares  purchased by exchange do not qualify for the advance service fee payment.  If Class A shares  purchased by  grandfathered  retirement  accounts are redeemed  during the first year after their  purchase,  the Recipient of the service fees on those shares will be obligated  to repay the  Distributor  a pro rata portion of the advance  payment of the service fee made on those shares.

3.       Delete the Appendix captioned "Industry Classifications" and replace it with the following:

                                                                                            (continued)

                                                     APPENDIX

                                             INDUSTRY CLASSIFICATIONS

Aerospace & Defense                                Household Durables
Air Freight & Couriers                             Household Products
Airlines                                           Industrial Conglomerates
Auto Components                                    Insurance
Automobiles                                        Internet & Catalog Retail
Banks                                              Internet Software & Services
Beverages                                          Information Technology Consulting & Services
Biotechnology                                      Leisure Equipment & Products
Building Products                                  Machinery
Chemicals                                          Marine
Commercial Services & Supplies                     Media
Communications Equipment                           Metals & Mining
Computers & Peripherals                            Multiline Retail
Construction & Engineering                         Multi-Utilities
Construction Materials                             Office Electronics
Containers & Packaging                             Oil & Gas
Distributors                                       Paper & Forest Products
Diversified Financials                             Personal Products
Diversified Telecommunication Services             Pharmaceuticals
Electric Utilities                                 Real Estate
Electrical Equipment                               Road & Rail
Electronic Equipment & Instruments                 Semiconductor Equipment & Products
Energy Equipment & Services                        Software
Food & Drug Retailing                              Specialty Retail
Food Products                                      Textiles & Apparel
Gas Utilities                                      Tobacco
Health Care Equipment & Supplies                   Trading Companies & Distributors
Health Care Providers & Services                   Transportation Infrastructure
Hotels Restaurants & Leisure                       Water Utilities
                                                   Wireless Telecommunication Services

4.       The  section  titled  "Additional  Information  About the  Fund-The  Custodian"  on page 62 is deleted and replaced with the following:

       The Custodian.  Citibank, N.A. is the Custodian of the Fund's assets. The Custodian's  responsibilities include  safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities  to and from the Fund. It is the practice of the Fund to deal with the Custodian in a manner uninfluenced  by any banking  relationship  the Custodian may have with the Manager and its affiliates.
       The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal  deposit insurance. Those uninsured balances at times may be substantial.

5.     The Custodian Bank name and address on the back cover should be deleted and replaced with the following:

         Citibank, N.A
         111 Wall Street
         New York, New York  10005

October 9, 2002                                                                 PX0765.006